INCOME TAXES - Schedule of Reconciliation of Income Tax (Credit) Expense from (Loss) Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Loss) income before income tax	$ (406,103)	$ 44,031	$ (20,201)
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax (credit) expense at Macau Complementary Tax rate	$ (48,732)	$ 5,284	$ (2,424)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(2,995)	0	0
Under provision in prior years	0	0	86
Effect of income for which no income tax expense is payable	(295)	0	(177)
Effect of expenses for which no income tax benefit is receivable	19,724	17,438	20,001
Effect of profits exempted from Macau Complementary Tax	0	(42,203)	(35,698)
Effect of tax losses that cannot be carried forward	10,768	0	0
Change in valuation allowances	7,361	5,017	(1,456)
Expired tax losses	13,158	14,866	20,212
Income tax (credit) expense	$ (1,011)	$ 402	$ 544